Other operating (loss)/income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating (loss)/income
R&D Expenditure Credit ("RDEC")	£ (7,553)	£ 8,623	£ 1,370
Government grants	5,722	6,870	2,956
Rolls-Royce settlement		27,919
Other	6
Total other operating income	£ (1,825)	£ 43,412	£ 4,326